Statements of Consolidated Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Dividends paid per common share (in dollars per share)	$ 2.68	$ 2.20	$ 2.00